Acquisition of Mining Interests - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 09, 2017	Dec. 31, 2018	Dec. 31, 2017	Feb. 15, 2017
Disclosure of purchase of mining assets [line items]
Payment for acquisition				$ 65
Deferred payment obligation		$ 163	$ 182
Norte Abierto [member]
Disclosure of purchase of mining assets [line items]
Percentage of ownership in joint operation			50.00%
Cerro Casale Project [member]
Disclosure of purchase of mining assets [line items]
Purchase of mining assets		449
Non-current asset		59
Tax receivables		21
Reclamation and other current liabilities		$ 3
Cerro Casale Project [member]
Disclosure of purchase of mining assets [line items]
Date of acquisition	Jun. 09, 2017
Percentage of interest acquired	50.00%
Barrick [member] | Cerro Casale Project [member]
Disclosure of purchase of mining assets [line items]
Percentage of interest acquired		25.00%
Amount payable for acquisition		$ 40
Deferred payment obligation		260
Barrick [member] | Norte Abierto [member]
Disclosure of purchase of mining assets [line items]
Percentage of ownership in joint operation			50.00%
Deferred payment obligation		163	$ 182
Minimum spend to be incurred on joint operation		$ 60
Minimum Spending required in each successive two-year period subsequent to initial two years of Joint Operation until deferred obligation is satisfied			80
Barrick [member] | Quebrada Seca Exploration Project [member]
Disclosure of purchase of mining assets [line items]
Percentage of project contributed		50.00%
Barrick [member] | Quebrada Seca Exploration Project [member] | Cerro Casale Project [member]
Disclosure of purchase of mining assets [line items]
Percentage of royalty interest		1.25%
Percentage of gross revenue		25.00%
Percentage of ownership in project		100.00%
Barrick [member] | Cerro Casale And Quebrada Seca Projects [member]
Disclosure of purchase of mining assets [line items]
Deferred payment obligation		$ 260
Percentage of project contributed		100.00%
Annual price adjustment		4.75%
Barrick [member] | Caspiche project [member]
Disclosure of purchase of mining assets [line items]
Acquisition cost		$ 80
Percentage of acquisition cost		50.00%
Exeter Resource Corporation [member]
Disclosure of purchase of mining assets [line items]
Percentage of interest acquired		100.00%
Proportion of common shares received from parent company		$ 0.12
Consideration amount			$ 156
Total consideration		$ 156
Transaction cost		7
Purchase of mining assets		160
Acquired working capital items		$ 3
Exeter Resource Corporation [member] | Caspiche project [member]
Disclosure of purchase of mining assets [line items]
Percentage of interest acquired		100.00%
Kinross gold corporation [member] | Cerro Casale Project [member]
Disclosure of purchase of mining assets [line items]
Percentage of interest acquired		25.00%
Kinross gold corporation [member] | Quebrada Seca Exploration Project [member]
Disclosure of purchase of mining assets [line items]
Percentage of interest acquired		100.00%
Kinross gold corporation [member] | Cerro Casale And Quebrada Seca Projects [member]
Disclosure of purchase of mining assets [line items]
Payment for acquisition		$ 260
Percentage of royalty interest		1.25%
Percentage of gross revenue		25.00%
Amount of royalty foregone by Kinross		$ 10
Amount payable for acquisition		40
Obligation to payable		$ 20
Kinross gold corporation [member] | Barrick [member] | Cerro Casale And Quebrada Seca Projects [member]
Disclosure of purchase of mining assets [line items]
Percentage of interest acquired		50.00%
Total consideration		$ 526
Transaction cost		$ 6